Angel Oak Mortgage Trust 2022-5 ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 5/25/2022 3:30:14 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
208367666	2022050001			XXX		XXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXX Insurance Verification					Reviewer Comment (2019-12-10): Rec'd insurance.	XXX			1	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
208367666	2022050001			XXX		XXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.	Payment Shock: XXXX	XXX% max. Buyers obtained two new HELOCs for departing residence and investment property which increased payment shock.	Borrower has a disposable income of $XXX		Originator	Reviewer Comment (2019-12-10): Rec'd exception for payment shock exceeds guidelines.			12/10/2019	2	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
208367666	2022050001			XXX		XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX VVOE - Employment Only					Reviewer Comment (2020-01-09): VVOE provided. Buyer Comment (2020-01-08): That is incorrect. Per my conversation with XXX we are only responsible for proving the borrower was employed at the time of closing. Reviewer Comment (2020-01-07): VVOE provided states "Confirmed borrower was employed at the time of closing. VVOE must confirm borrower is still employed. Exception remains. Reviewer Comment (2019-12-23): VVOE required, wage earner, will not meet ATR without verificaiton Reviewer Comment (2019-12-10): Rec'd website printout. Borrower is a wage-earner, missing VVOE	XXX			1	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209565795	2022050002			XXX		XXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (2020-04-21): UCDP summary provided.	XXX			1	A	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No
209565795	2022050002			XXX		XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Secondary Valuation as required for loan amounts > $XXX	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXX% DTI	Originator	Reviewer Comment (2020-02-19): CRE provided D174			02/19/2020	2	B	XXX	XXX	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No